Shareholder Report, Holdings (Details) - C000194765	Oct. 31, 2024
29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
706327103 | Pembina Pipeline Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.20%
15135U109 | Cenovus Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
867224107 | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
958669103 | Western Midstream Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
72651A207 | Plains GP Holdings, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Energy
Holdings [Line Items]
Percent of Net Asset Value	95.70%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	70.40%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.20%
InvestmentType_Partnership Shares
Holdings [Line Items]
Percent of Total Investments	28.40%